Combined Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
OPERATING ACTIVITIES
Net income	$ 1,310,272	$ 429,927
Items not involving current cash flows	(1,051,650)	(199,581)
Current income tax expense	11,619	6,591
Income taxes paid	(7,669)	(5,679)
Interest expense	41,591	34,048
Interest paid	(40,483)	(32,654)
Changes in working capital balances	(1,416)	16,641
Cash provided by operating activities	262,264	249,293
INVESTING ACTIVITIES
Property acquisitions	(925,901)	(1,045,659)
Proceeds from disposals, net	35,428	42,508
Working capital acquired on acquisitions	454	(7,006)
Leasing commissions paid	(6,244)	(2,953)
Tenant allowances paid	(821)	(2,019)
Additions to income-producing properties	(28,003)	(22,983)
Additions to properties under development	(71,168)	(40,613)
Construction funds released from (in) escrow	8,341	8,622
Loan receivable advances	(10,455)
Acquisition deposits paid	(26,466)
Fixed asset additions	(589)	(1,691)
Cash used in investing activities	(1,025,424)	(1,071,794)
FINANCING ACTIVITIES
Monthly distributions paid	(191,082)	(163,064)
Proceeds from secured debt	774
Proceeds from unsecured debentures, net of financing costs	497,289	994,185
Repayment of lease obligations	(748)	(638)
Repayment of unsecured debt, including early redemption premium	(253,963)
Settlement of cross currency interest rate swap	(18,787)	0
Financing costs paid	(2,914)	(30)
Distributions to non-controlling interests	(154)	(170)
Proceeds from stapled unit offerings, net of issuance costs	303,060	552,932
Repurchase of stapled units	0	(25,018)
Cash provided by financing activities	333,475	1,358,197
Effect of exchange rate changes on cash and cash equivalents	918	(3,093)
Net (decrease) increase in cash and cash equivalents during the year	(428,767)	532,603
Cash and cash equivalents, beginning of year	831,280	298,677
Cash and cash equivalents, end of year	$ 402,513	$ 831,280